Assets and liabilities included in disposal group classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets or disposal groups classified as held for sale

Loans and advances by product
	Stage 1			Stage 2			Stage 3			Total
	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage	Gross	ECL	Coverage
As at 31.12.25	£m	£m	%	£m	£m	%	£m	£m	%	£m	£m	%
Retail credit cards - US	5,468	65	1.2	466	124	26.6	54	44	81.5	5,988	233	3.9
Corporate loans - US	43	1	2.3	6	2	33.3	—	—	—	49	3	6.1
Total	5,511	66	1.2	472	126	26.7	54	44	81.5	6,037	236	3.9

	As at 30.06.26	As at 31.12.25
Assets included in disposal groups classified as held for sale	£m	£m
Loans and advances to customers	—	5,801
Intangible assets	—	11
Other assets	—	120
Total assets classified as held for sale	—	5,932

Net assets classified as held for sale	—	5,932